Bank short term debt	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Bank short term debt [Text Block]

Note 10 - Bank Short Term Debt

	September 30, 2013	December 31, 2012

Bank loan payable to Taiwan banks	$405,913	$413,351

The Company signed revolving credit agreements with a lending institution. The interest rate on short-term borrowings outstanding as of September 30, 2013 is from 3.146% to 3.3% per annum, as of December 31, 2012, interest rate ranges from 3.15% to 3.166% per annum.  The short term debt is secured by:

  personal guarantee from directors
  the realty property of spouse of directors

Note 11 - Bank short term debt

	2012	2011
Bank loan payable to Taiwan banks	$413,351	$396,223

The Company signed revolving credit agreements with a lending institution. The interest rate on short-term borrowings outstanding as of December 2012 ranges from 3.15% to 3.166% per annum, as of December 31, 2011, interest rate ranges from 2.946% to 3.175% per annum. The short term debt is secured by:

  personal guarantee from a director
  the realty property of spouse of a director